As filed with the Securities and Exchange Commission on March 26, 2020.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]

Pre-Effective Amendment No. [ ]			[ ]

Post-Effective Amendment No. 170			[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[X]

Amendment No. 171

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago Illinois 60606
(Mailing Address)

with a copy to:
	Emily J. Bennett, Esq.	Ropes & Gray LLP
	JNL Series Trust	32nd Floor
	Assistant Secretary	191 North Wacker Drive
	1 Corporate Way	Chicago, Illinois 60606
	Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 24, 2020 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 170 is to designate a new effective date for the Post-Effective Amendment No. 168, which was filed on December 16, 2019 (Accession Nos. 000933691-19-00785 and 000933691-19-00788). Parts A, B and C of Post-Effective Amendment No. 168 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 26th day of March, 2020.

JNL SERIES TRUST

/s/ Emily J. Bennett
Emily J. Bennett
Assistant Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Emily J. Bennett *	March 26, 2020
Eric O. Anyah
Trustee

/s/ Emily J. Bennett *	March 26, 2020
Michael Bouchard
Trustee

/s/ Emily J. Bennett *	March 26, 2020
Ellen Carnahan
Trustee

/s/ Emily J. Bennett *	March 26, 2020
William Crowley
Trustee

/s/ Emily J. Bennett *	March 26, 2020
Michelle Engler
Trustee

/s/ Emily J. Bennett *	March 26, 2020
John W. Gillespie
Trustee

/s/ Emily J. Bennett *	March 26, 2020
William R. Rybak
Trustee

/s/ Emily J. Bennett *	March 26, 2020
Mark S. Wehrle
Trustee

/s/ Emily J. Bennett *	March 26, 2020
Edward C. Wood
Trustee

/s/ Emily J. Bennett *	March 26, 2020
Patricia A. Woodworth
Trustee

/s/ Emily J. Bennett *	March 26, 2020
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s /Emily J. Bennett *	March 26, 2020
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Emily J. Bennett, Attorney In Fact

SIGNATURES

JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 26th day of March, 2020.

JNL MULTI-MANAGER ALTERNATIVE FUND (BOSTON PARTNERS) LTD.

/s/ Emily J. Bennett *
Mark D. Nerud
Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Emily J. Bennett *	March 26, 2020
Daniel W. Koors
Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.

/s/ Emily J. Bennett *	March 26, 2020
Mark D. Nerud
Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.

* By Emily J. Bennett, Attorney In Fact